Submission	Mar. 04, 2025
Submission [Line Items]
Central Index Key	0001090727
Registrant Name	UNITED PARCEL SERVICE INC
Registration File Number	333-267664
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES